Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Series A common stock reflected in the consolidated balance sheet
As of December 31, 2023 and 2022, the Series A common stock reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988

Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus:
Remeasurement of carrying value to redemption value	4,395,161

Series A common stock subject to possible redemption, December 31, 2023	$7,292,641

Schedule of the calculation of basic and diluted net income per common stock

	For the Year Ended December 31,
	2023		2022
	Redeemable	Nonredeemable Series A and Series B	Series A	Series B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$1,693,350	$1,128,109	$701,826	$185,092
Denominator:
Basic and diluted weighted average shares outstanding	11,257,894	7,500,000	28,438,356	7,500,000
Basic and diluted net income per common stock	$0.15	$0.15	$0.02	0.02